Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 572,889,000
Previously Paid Amount	0
Total Fee Amount	49,841.34
Total Offset Amount	0
Net Fee	$ 49,841.34
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A